Selling and distribution expenses	12 Months Ended
Dec. 31, 2023
Selling And Distribution Expenses [Abstract]
Selling and distribution expenses	Selling and distribution expenses

(in €‘000)	2023	2022	2021
Employee benefits expenses	1,236	1,650	1,898
Amortization of customer relationships	395	231	—
Depreciation of right-of-use assets	114	148	92
Marketing and communication costs	765	478	421
Housing and facility costs	39	48	60
Travelling costs	54	32	1
Total	2,603	2,587	2,472
Refer to Note 10 for a breakdown of expenses by nature.